SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Jan. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2015	Jan. 02, 2015	Jan. 01, 2015
New member of board of directors [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant	650,000
Exercise price of warrants	$ 1.51
Fair value of warrant	$ 1,188,000
Expiration period	5 years
Vesting immediately	162,500
Option granted, number of shares vesting in installments	162,500
Vesting period	3 years
Stock option expense		306,765	580,167
Shares Expired		(487,500)
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual lease expenses				71,662
Subsequent Event [Member] | Senior Advisor Two [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant						100,000
Exercise price of warrants						$ 0.77
Fair value of warrant						48,656
Expiration period					5 years
Vesting immediately					25,000
Option granted, number of shares vesting in installments					7,500
Vesting period					10 months
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Expiration period				10 years	10 years
Vesting immediately					7,500
Option granted, number of shares vesting in installments					7,500
Vesting period					3 months
Option granted, shares (upper limit)				2,500	15,000
Option granted, purchase price				$ 0.80	$ 0.77
Option granted, value				1,231	7,362
Subsequent Event [Member] | New member of board of directors [Member]
Subsequent Event [Line Items]
Shares Expired					(487,500)
Subsequent Event [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Expiration period				10 years
Vesting immediately				20,000
Option granted, number of shares vesting in installments				10,000
Number of person to whom option were granted				5
Option granted, shares (upper limit)				50,000
Option granted, purchase price				$ 0.80
Option granted, value				$ 24,901